February 9, 2011
VIA EDGAR AND FACSIMILE
Mr. Justin Dobbie
Special Counsel
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Huntington Ingalls Industries, Inc. (formerly New Ships, Inc.) Amendment No. 5 to Form 10-12B Filed February 9, 2011 File No. 001-34910
Dear Mr. Dobbie:
This letter responds to the letter from the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”), dated January 28, 2011, regarding Amendment No. 4 to the Registration Statement on Form 10-12B (the “Form 10”) of Huntington Ingalls Industries, Inc., formerly New Ships, Inc. (the “Company,” “HII,” “we” or “us”), filed on January 18, 2011. Please note that on January 18, 2011, we filed Amendment No. 4 to the Form 10, which included five pages of the financial statements that were not received by EDGAR due to a transmission error in connection with the filing of Amendment No. 3. As we advised in an explanatory note on Amendment No. 4, and as our counsel advised you in connection with the hand delivery of Amendment No. 4, Amendment No. 4 was identical to Amendment No. 3, but additionally included the missing pages.
The Company has filed Amendment No. 5 to the Form 10 (“Amendment No. 5”) today by electronic submission. Each of your comments is set forth below, followed by our corresponding response.
          In addition to revisions in response to the Staff’s comments, we have revised the Form 10 to reflect the most recent financial information for NGSB, including:
•	audited annual financials for the years ended December 31, 2010, 2009 and 2008;

•	an updated Management’s Discussion and Analysis adding in year-on-year comparisons for fiscal year 2010 to 2009; and

•	an updated discussion on Executive Compensation, reflecting compensation discussion and analysis for the year ended December 31, 2010 (except for “—2010 Annual Incentive Goals and Results,” including the two tables therein, which will be updated when final amounts are available).

Mr. Justin Dobbie
February 9, 2011

Amendment No. 5 also includes as updated disclosure regarding the Company’s corporate governance.
Defined terms used but not defined herein have the meanings set forth in the Form 10.
Exhibit 99.1
Summary, page 1
Comment 1
We note that on page 3 you state that Huntington Ingalls Industries, Inc. was incorporated in August 2010. Therefore, we suggest amending the second paragraph of the Summary to clarify that “we” includes the predecessors of HII or revising in some other way so that the defined terms makes sense.
Response 1
We have revised our disclosure as requested.
Questions and Answers About the Spin-Off, page 4
What is the Contribution?, page 6
Comment 2
We note your response to our prior comment 2. We continue to believe that a brief explanation of the reason for the Contribution is relevant to investors, although we concur that a detailed discussion of the specific rationale and analysis by Northrop Grumman regarding the need for and size of the Contribution is not necessary. Please revise to provide a brief overview of the reason for the Contribution. Your explanation provided in the first sentence in your response to our comment, for example, would suffice.
Response 2
We have revised our disclosure as requested.
Unaudited Pro Forma Condensed Consolidated Financial Statements, page 54
Comment 3
We note from your response to our prior comment 6 that if you determine to enter into any new compensation contracts with management, you will inform us of the nature and terms of such contracts and revise the pro forma financial statements to include applicable pro

Mr. Justin Dobbie
February 9, 2011

forma adjustments and disclosures. When you make the determination, please tell us the nature and terms of any new compensation contracts with management as a result of the spin-off. If there are new compensation contracts that are directly a result of the separation from Northrop Grumman, please revise your pro forma financial statements to include disclosure of the contractual terms of the contracts and the applicable pro forma adjustments.
Response 3
We do not intend to enter into any new compensation contracts with our management. We note that, in January 2011, the Northrop Grumman Compensation Committee approved for recommendation to our board of directors, special long-term incentive stock grants in the form of restricted stock rights for our NEOs. These stock grants are contingent upon the completion of the spin-off. We have revised our disclosure in the section “Executive Compensation,” to reflect that determination. We have also revised the introduction to our Unaudited Pro Forma Condensed Consolidated Financial Statements and to the “Summary Historical and Unaudited Pro Forma Condensed Consolidated Financial Data” to reflect the fact that adjustments for these grants will be made in the pro forma financial statements.
Certain Relationships and Related Party Transactions, page 132
Comment 4
We note your disclosure that the Separation and Distribution Agreement will provide for the sharing of certain gains and liabilities. Please tell us if the portion of these amounts that will be allocated to the Company has been included in the historical financial statements. If not, please make the appropriate adjustments to the pro forma financial statements to include any additional amounts of gains and liabilities that will be allocated to the Company in connection with the spin-off transaction. Also, in light of the fact that it appears that certain of these shared gains and liabilities have not yet been allocated between the Company and Northrop Grumman, please tell us how you plan to account for these amounts in the historical or pro forma financial statements.

Mr. Justin Dobbie
February 9, 2011

Response 4
The Separation and Distribution Agreement (the “SDA”) provides that each of HII and Northrop Grumman will be entitled to or responsible for the appropriate proportion of shared gains or shared liabilities. Such proportion will be generally determined by the extent to which the shared gain or liability relates to HII’s or Northrop Grumman’s respective businesses. NGSB’s expected share of any such liability or realized gains that were identified through December 31, 2010, are appropriately reflected in the historical NGSB consolidated financial statements. The SDA provides for the future sharing of any costs to manage and resolve such matters, and, where estimable and incremental to the amounts already included in the historical financial statements, an estimate of these future periodic costs, if appropriate, will be included in the pro forma financial statements.
To the extent that any shared gains or shared liabilities arise or are subsequently identified post separation which were not known at December 31, 2010, they will be allocated in accordance with the SDA. In addition, to the extent that any such matters are resolved for amounts that are not currently estimable or any newly identified matters arise, they will be recognized in NGSB’s future financial statements when they become recognizable. Accordingly, no recognition of such amounts can be made in the pro forma financial statements.
Unaudited Interim Financial Statements for the Nine Months Ended September 30, 2010
Balance Sheet, page F-24
Comment 5
We note from your response to our prior comment 11 that you will revise the balance sheet in the audited interim financial statements for the year ended December 31, 2010 to include a pro forma balance sheet alongside the historical balance sheet as of December 31, 2010 that reflects the accrual of the planned distribution when that information and the audited financial statements become available. Please revise future amendments accordingly.
Response 5
We have revised the balance sheet as requested. Amounts in the pro forma column will be provided when finally determined.
Note 17, Stock Compensation Plan, page F-47
Comment 6
We note from the Company’s response to our prior comment number 12 that you expect to provide the disclosures with regard to stock-based compensation arrangements in your next update to the audited financial statements which will include the audited financial statements for the year ended December 31, 2010. As previously requested, please revise

Mr. Justin Dobbie
February 9, 2011

Note 17 to include the following disclosures with respect to the Company’s stock-based compensation arrangements.
•	The number and weighted average exercise prices for each of the following groups of share options: (a) those outstanding at the beginning of the year, (b) those outstanding at the end of the year, (c) those exercisable or convertible at the end of the year, and those (d) granted, (e) exercised or converted, (f) forfeited, or (g) expired during the year.

•	The number and weighted average grant date fair value of stock awards, for each of the following groups of equity instruments: (a) those nonvested at the beginning of the year (b) those nonvested at the end of the year, and those (c) granted, (d) vested, or (e) forfeited during the year.

•	The amount of compensation expense recorded for these stock-based awards for each period in which a statement of operations is provided.
Response 6
We have revised our disclosure as requested.
********************************
If you should have any questions or further comments with respect to the Form 10, please direct them to me at (310) 229-1364. Facsimile transmissions may be sent to (310) 202-3232.

Very truly yours,
/s/ Mark Rabinowitz
Mark Rabinowitz
Authorized Officer

cc:	Barbara Becker Gibson, Dunn & Crutcher LLP Fax: (212) 351-6202